Average number of employees - Summary of average number of employees (Detail) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of average number of employees [Line Items]
Average number of employees	49,345	47,474	46,007
Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees	22,509	21,116	19,814
Canada
Disclosure of average number of employees [Line Items]
Average number of employees	12,270	11,814	11,576
UK
Disclosure of average number of employees [Line Items]
Average number of employees	189	172	190
Europe
Disclosure of average number of employees [Line Items]
Average number of employees	1,003	1,020	959
Africa
Disclosure of average number of employees [Line Items]
Average number of employees	3,737	3,773	4,371
US
Disclosure of average number of employees [Line Items]
Average number of employees	3,471	3,543	3,400
Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees	3,513	3,465	3,215
South America
Disclosure of average number of employees [Line Items]
Average number of employees	1,566	1,513	1,513
India
Disclosure of average number of employees [Line Items]
Average number of employees	354	324	272
Singapore
Disclosure of average number of employees [Line Items]
Average number of employees	450	456	430
Other countries
Disclosure of average number of employees [Line Items]
Average number of employees	283	278	267
Investment in equity accounted units
Disclosure of average number of employees [Line Items]
Average number of employees	3,254	3,141	3,139
Investment in equity accounted units | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees	648	634	619
Investment in equity accounted units | Canada
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Investment in equity accounted units | UK
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Investment in equity accounted units | Europe
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Investment in equity accounted units | Africa
Disclosure of average number of employees [Line Items]
Average number of employees	1,253	1,214	1,250
Investment in equity accounted units | US
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Investment in equity accounted units | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Investment in equity accounted units | South America
Disclosure of average number of employees [Line Items]
Average number of employees	1,353	1,293	1,270
Investment in equity accounted units | India
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Investment in equity accounted units | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Investment in equity accounted units | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees	0	0	0
Subsidiaries and joint operations
Disclosure of average number of employees [Line Items]
Average number of employees	46,091	44,333	42,868
Percent of employees of subsidiary companies	100.00%
Subsidiaries and joint operations | Australia and New Zealand
Disclosure of average number of employees [Line Items]
Average number of employees	21,861	20,482	19,195
Subsidiaries and joint operations | Canada
Disclosure of average number of employees [Line Items]
Average number of employees	12,270	11,814	11,576
Subsidiaries and joint operations | UK
Disclosure of average number of employees [Line Items]
Average number of employees	189	172	190
Subsidiaries and joint operations | Europe
Disclosure of average number of employees [Line Items]
Average number of employees	1,003	1,020	959
Subsidiaries and joint operations | Africa
Disclosure of average number of employees [Line Items]
Average number of employees	2,484	2,559	3,121
Subsidiaries and joint operations | US
Disclosure of average number of employees [Line Items]
Average number of employees	3,471	3,543	3,400
Subsidiaries and joint operations | Mongolia
Disclosure of average number of employees [Line Items]
Average number of employees	3,513	3,465	3,215
Subsidiaries and joint operations | South America
Disclosure of average number of employees [Line Items]
Average number of employees	213	220	243
Subsidiaries and joint operations | India
Disclosure of average number of employees [Line Items]
Average number of employees	354	324	272
Subsidiaries and joint operations | Singapore
Disclosure of average number of employees [Line Items]
Average number of employees	450	456	430
Subsidiaries and joint operations | Other countries
Disclosure of average number of employees [Line Items]
Average number of employees	283	278	267